UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Income Securities Trust

QUARTERLY PORTFOLIO HOLDINGS

7.31.2009

John Hancock Income Securities Trust
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Bonds 93.19%				$130,573,818
(Cost $137,699,044)

Agricultural Products 0.90%				1,262,791
Bunge Ltd. Finance Corp.,
Gtd Sr Note	8.500	06/15/19	210,000	232,348
Gtd Sr Note	5.350	04/15/14	1,040,000	1,030,443

Air Freight & Logistics 0.30%				415,412
Fedex Corp.,
Sr Note (Z)	7.375	01/15/14	370,000	415,412

Airlines 1.78%				2,498,338
Continental Airlines, Inc.,
Ser 1981-1 Class A	6.648	09/15/17	156,891	128,650
Ser 1991-1 Class A	6.545	02/02/19	336,572	309,646
Ser 2000-2 Class B	8.307	04/02/18	374,613	277,214
Ser 2001-1 Class C	7.033	06/15/11	97,742	77,217
Delta Airlines, Inc.,
Ser 2002-1 Class G2 (Z)	6.417	07/02/12	825,000	750,750
Ser 2007-1 Class A (Z)	6.821	08/10/22	721,511	613,284
Northwest Airlines, Inc.,
Gtd Collateralized Note Ser 2007-1 (Z)	7.027	11/01/19	443,607	341,577

Aluminum 0.84%				1,179,509
CII Carbon, LLC,
Gtd Sr Sub Note (S)(Z)	11.125	11/15/15	1,015,000	812,000
Rio Tinto Alcan, Inc.,
Sr Note (Z)	6.125	12/15/33	415,000	367,509

Asset Management & Custody Banks 0.46%				638,166
Northern Trust Co.,
Sr Note (Z)	4.625	05/01/14	370,000	391,119
Sub Note (Z)	6.500	08/15/18	225,000	247,047

Auto Parts & Equipment 1.20%				1,686,225
Allison Transmission, Inc.,
Gtd Sr Note (S)(Z)	11.000	11/01/15	1,000,000	910,000
Exide Technologies,
Sr Sec Note Ser B (Z)	10.500	03/15/13	445,000	376,025
Tenneco, Inc.,
Gtd Sr Sub Note (Z)	8.625	11/15/14	320,000	275,200
United Rentals North America, Inc.,
Gtd Sr Note (S)(Z)	10.875	06/15/16	125,000	125,000

Brewers 0.90%				1,267,527
Anheuser-Busch InBev Worldwide, Inc.,
Gtd Sr Note (S)(Z)	7.200	01/15/14	355,000	394,567
Miller Brewing Co.,
Gtd Note (S)(Z)	5.500	08/15/13	365,000	378,848
SABmiller PLC,
Note (S)(Z)	6.500	07/15/18	465,000	494,112

Broadcasting & Cable TV 0.35%				496,833
Intelsat Jackson Holdings, Ltd.,
Gtd Sr Note	11.500	06/15/16	365,000	375,037

John Hancock Income Securities Trust
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Broadcasting & Cable TV (continued)
Nexstar Broadcasting, Inc.,
Gtd Note PIK (S)(Z)	7.000	01/15/14	254,089	88,931
Sr Sub Note (Z)	7.000	01/15/14	84,000	32,865

Cable & Satellite 2.98%				4,178,631
Canadian Satellite Radio Holdings, Inc.,
Gtd Sr Note (Z)	12.750	02/15/14	979,000	217,828
Charter Communications Holdings II, LLC,
Gtd Sr Note (H)(S)	10.250	10/01/13	447,000	451,470
Comcast Cable Communications Holdings, Inc.,
Sr Note (Z)	9.800	02/01/12	1,500,000	1,731,765
COX Communications, Inc.,
Bond (S)(Z)	8.375	03/01/39	205,000	256,158
CSC Holdings, Inc.,
Sr Note (Z)	7.875	02/15/18	390,000	386,100
Sirius XM Radio, Inc.,
Sr Sec Note (S)	11.250	06/15/13	100,000	103,000
Time Warner Cable, Inc.,
Gtd Note (Z)	8.750	02/14/19	290,000	359,858
Gtd Sr Note (Z)	6.750	07/01/18	605,000	672,452

Casinos & Gaming 2.86%				4,000,252
Chukchansi Economic Development Authority,
Sr Note (S)(Z)	8.000	11/15/13	460,000	345,000
Fontainebleau Las Vegas Holdings, LLC,
Note (H)(S)(Z)	10.250	06/15/15	705,000	21,150
Greektown Holdings, LLC,
Sr Note (H)(S)(Z)	10.750	12/01/13	1,015,000	152,250
Jacobs Entertainment, Inc.,
Gtd Sr Note (Z)	9.750	06/15/14	500,000	428,750
Little Traverse Bay Bands of Odawa Indians,
Sr Note (S)(Z)	10.250	02/15/14	500,000	212,500
MGM Mirage, Inc.,
Sr Sec Note (S)(Z)	10.375	05/15/14	80,000	85,800
MTR Gaming Group, Inc.,
Gtd Sr Note (S)	12.625	07/15/14	175,000	170,625
Gtd Sr Sub Note Ser B (Z)	9.000	06/01/12	390,000	286,650
Seminole Tribe of Florida,
Bond (S)(Z)	6.535	10/01/20	650,000	546,097
Turning Stone Casino Resort Enterprise,
Sr Note (S)(Z)	9.125	09/15/14	1,540,000	1,362,900
Waterford Gaming, LLC,
Sr Note (S)(Z)	8.625	09/15/14	306,000	208,080
Yonkers Racing Corp.,
Sr Sec Note (S)	11.375	07/15/16	180,000	180,450

Coal & Consumable Fuels 0.24%				336,150
Arch Coal, Inc.,
Sr Note (S)	8.750	08/01/16	100,000	101,250
Drummond Co., Inc.,
Sr Note (S)(Z)	7.375	02/15/16	290,000	234,900

Commodity Chemicals 0.26%				368,000
Sterling Chemicals, Inc.,
Gtd Sr Sec Note (Z)	10.250	04/01/15	400,000	368,000

John Hancock Income Securities Trust
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Construction & Farm Machinery & Heavy Trucks 0.46%				638,750
Manitowoc Co., Inc.,
Gtd Sr Note (Z)	7.125	11/01/13	500,000	377,500
Terex Corp.,
Sr Note	10.875	06/01/16	250,000	261,250

Consumer Finance 3.69%				5,170,042
American Express Credit Co.,
Sr Note Ser C (Z)	7.300	08/20/13	670,000	715,193
American General Finance Corp.,
Note Ser J (Z)	6.900	12/15/17	1,470,000	849,659
Capital One Financial Corp.,
Sr Note (Z)	7.375	05/23/14	990,000	1,073,264
Sr Note (Z)	6.750	09/15/17	1,000,000	987,342
Discover Financial Services,
Sr Note	10.250	07/15/19	585,000	615,927
Ford Motor Credit Co.,
Sr Note (Z)	8.000	12/15/16	140,000	125,485
Sr Note	7.500	08/01/12	90,000	83,066
Nelnet, Inc.,
Note (7.400% to 9-1-11 then variable) (Z)	7.400	09/29/36	715,000	404,106
SLM Corp.,
Sr Note Ser MTN (Z)	8.450	06/15/18	395,000	316,000

Data Processing & Outsourced Services 0.34%				474,621
Fiserv, Inc.,
Gtd Sr Note (Z)	6.800	11/20/17	460,000	474,621

Department Stores 0.81%				1,136,556
J.C. Penney Co., Inc.,
Debenture (Z)	7.650	08/15/16	445,000	433,840
Macy's Retail Holdings, Inc.,
Gtd Note (Z)	8.875	07/15/15	450,000	466,033
Nordstrom, Inc.,
Sr Note (Z)	6.750	06/01/14	220,000	236,683

Diversified Banks 2.68%				3,752,588
Barclays Bank PLC,
Bond (6.860% to 6-15-32 then variable) (S)(Z)	6.860	06/15/32	1,655,000	1,108,850
Chuo Mitsui Trust & Banking Co. Ltd.,
Jr Sub Note (5.506% to 4-15-15 then variable)
(S)(Z)	5.506	04/15/15	940,000	771,975
Mizuho Financial Group, Ltd.,
Gtd Sub Bond	8.375	12/29/49	260,000	252,200
Natixis SA,
Sub Bond (10.000% to 4-30-18 then variable) (S)	10.000	12/18/49	420,000	332,014
Royal Bank of Scotland Group PLC,
Jr Sub Bond Ser MTN (7.640% to 9-29-17 then
variable) (Z)	7.640	03/31/49	400,000	184,000
Sovereign Capital Trust VI,
Gtd Note (Z)	7.908	06/13/36	480,000	416,078
Wachovia Bank NA,
Sub Note (Z)	5.850	02/01/37	390,000	359,109
Sub Note Ser BKNT (Z)	6.600	01/15/38	325,000	328,362

John Hancock Income Securities Trust
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Diversified Chemicals 0.25%				351,070
Dow Chemical Co.,
Sr Note (Z)	8.550	05/15/19	320,000	351,070

Diversified Financial Services 4.35%				6,098,240
Beaver Valley Funding,
Sec Lease Obligation Bond (Z)	9.000	06/01/17	598,000	590,364
Citigroup, Inc.,
Sr Note (Z)	6.125	11/21/17	1,935,000	1,779,461
Sr Note (Z)	5.850	12/11/34	300,000	241,597
ERAC USA Finance Co.,
Gtd Sr Note (S)(Z)	6.375	10/15/17	465,000	434,517
General Electric Capital Corp.,
Sr Note Ser MTN (Z)	5.875	01/14/38	540,000	467,818
JPMorgan Chase & Co.,
Jr Sub Note Ser 1 (7.900% to 4-30-18 then variable)
(Z)	7.900	01/25/21	655,000	622,584
Sr Note (Z)	6.300	04/23/19	765,000	831,080
Sr Note (Z)	4.650	06/01/14	590,000	614,551
SMFG Preferred Capital,
Sub Bond (6.078% to 1-25-17 then variable) (S)(Z)	6.078	01/29/49	590,000	516,268

Diversified Metals & Mining 0.76%				1,057,774
Rio Tinto Finance USA, Ltd.,
Gtd Sr Note (Z)	8.950	05/01/14	710,000	825,024
Teck Resources, Ltd.,
Sr Sec Note (S)(Z)	10.750	05/15/19	200,000	232,750

Drug Retail 0.82%				1,145,505
CVS Caremark Corp.,
Jr Sub Bond (6.302% to 6-1-12 then variable) (Z)	6.302	06/01/37	990,000	762,300
Sr Note (Z)	5.750	06/01/17	360,000	383,205

Electric Utilities 5.84%				8,184,714
BVPS II Funding Corp.,
Collateralized Lease Bond (Z)	8.890	06/01/17	659,000	670,688
Commonwealth Edison Co.,
Sec Bond (Z)	5.800	03/15/18	705,000	759,309
Delmarva Power & Light Co.,
1st Mtg Bond (Z)	6.400	12/01/13	345,000	371,737
Duke Energy Corp.,
Sr Note (Z)	6.300	02/01/14	340,000	373,906
Exelon Corp.,
Sr Note (Z)	4.900	06/15/15	985,000	984,498
FPL Energy National Wind LLC,
Sr Sec Note (S)(Z)	5.608	03/10/24	309,392	272,265
Indiantown Cogeneration LP,
1st Mtg Note Ser A-9 (Z)	9.260	12/15/10	161,446	157,655
ITC Holdings Corp.,
Sr Note (S)(Z)	5.875	09/30/16	175,000	171,234
Midwest Generation LLC,
Note Ser B (Z)	8.560	01/02/16	329,746	331,395
Monongahela Power Co.,
Note (S)(Z)	7.950	12/15/13	635,000	681,601
Oncor Electric Delivery Co.,
Sr Sec Note (Z)	6.375	05/01/12	820,000	883,276

John Hancock Income Securities Trust
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Electric Utilities (continued)
Pepco Holdings, Inc.,
Note (Z)	6.450	08/15/12	565,000	598,344
PNPP II Funding Corp.,
Debenture (Z)	9.120	05/30/16	367,000	373,015
Southern Power Co.,
Sr Note Ser D (Z)	4.875	07/15/15	270,000	266,897
Texas Competitive Electric Holdings Co. LLC,
Gtd Sr Note Ser A (Z)	10.250	11/01/15	1,000,000	785,000
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond (Z)	8.090	01/02/17	523,591	503,894

Electrical Components & Equipment 1.06%				1,489,124
Freescale Semiconductor, Inc.,
Gtd Sr Note (Z)	8.875	12/15/14	1,000,000	670,000
GrafTech Finance, Inc.,
Gtd Sr Note (Z)	10.250	02/15/12	41,000	39,975
Thomas & Betts Corp.,
Sr Note (Z)	7.250	06/01/13	775,000	779,149

Electronic Manufacturing Services 0.47%				658,673
Tyco Electronics Group SA,
Gtd Note	6.000	10/01/12	415,000	415,691
Gtd Sr Note	6.550	10/01/17	260,000	242,982

Fertilizers & Agricultural Chemicals 0.36%				510,973
Mosiac Co.,
Sr Note (S)(Z)	7.625	12/01/16	480,000	510,973

Gas Utilities 0.34%				474,127
DCP Midstream LLC,
Sr Note (S)(Z)	9.750	03/15/19	405,000	474,127

Health Care Equipment 1.67%				2,336,663
Beckman Coulter, Inc.,
Sr Note (Z)	7.000	06/01/19	225,000	251,224
Carefusion Corp.,
Sr Note (S)	6.375	08/01/19	165,000	174,027
Sr Note (S)	5.125	08/01/14	225,000	231,106
Covidien International Finance SA,
Gtd Sr Note (Z)	5.450	10/15/12	930,000	994,534
Hospira, Inc.,
Sr Note (Z)	6.050	03/30/17	485,000	500,456
Sr Note Series GMTN (Z)	6.400	05/15/15	170,000	185,316

Health Care Facilities 0.72%				1,010,000
Sun Healthcare Group, Inc.,
Gtd Sr Sub Note (Z)	9.125	04/15/15	1,000,000	1,010,000

Health Care Services 0.67%				938,182
Medco Health Solutions, Inc.,
Sr Note (Z)	7.250	08/15/13	850,000	938,182

Home Improvement Retail 0.21%				295,695
Home Depot, Inc.,
Sr Note (Z)	5.875	12/16/36	320,000	295,695

John Hancock Income Securities Trust
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Household Appliances 0.51%				712,552
Whirlpool Corp.,
Sr Note (Z)	8.600	05/01/14	335,000	359,597
Sr Note (Z)	8.000	05/01/12	335,000	352,955

Household Products 0.29%				407,225
Yankee Acquisition Corp.,
Gtd Sr Sub Note (Z)	8.500	02/15/15	455,000	407,225

Independent Power Producers & Energy Traders 0.85%				1,185,468
AES Eastern Energy LP,
Sr Pass Thru Ctf Ser 1999-A (Z)	9.000	01/02/17	905,884	851,531
IPALCO Enterprises, Inc.,
Sr Sec Note (Z)	8.625	11/14/11	325,000	333,937

Industrial Conglomerates 0.28%				391,611
Hutchison Whampoa International Ltd.,
Gtd Sr Note (S)(Z)	6.500	02/13/13	365,000	391,611

Industrial Machinery 0.80%				1,119,598
Ingersoll-Rand Global Holding Co., Ltd.,
Gtd Note (Z)	6.875	08/15/18	545,000	568,216
Gtd Note (Z)	6.000	08/15/13	540,000	551,382

Industrial REIT's 0.60%				842,040
ProLogis,
Sr Note (Z)	6.625	05/15/18	605,000	513,911
Sr Note (Z)	5.625	11/15/15	385,000	328,129

Integrated Oil & Gas 2.08%				2,911,951
ConocoPhillips,
Gtd Note (Z)	4.400	05/15/13	1,000,000	1,039,842
Marathon Oil Corp.,
Sr Note (Z)	7.500	02/15/19	200,000	230,959
Petro-Canada,
Debenture (Z)	9.250	10/15/21	1,000,000	1,228,870
Sr Note (Z)	6.050	05/15/18	400,000	412,280

Integrated Telecommunication Services 4.26%				5,966,522
Bellsouth Corp.,
Debenture (Z)	6.300	12/15/15	774,937	807,572
Cincinnati Bell, Inc.,
Gtd Sr Sub Note (Z)	8.375	01/15/14	1,025,000	1,014,750
Citizens Communications Co.,
Sr Note (Z)	6.250	01/15/13	320,000	308,000
Qwest Corp.,
Sr Note (S)(Z)	8.375	05/01/16	330,000	338,250
Sr Note (Z)	7.875	09/01/11	445,000	453,900
Telecom Italia Capital SA,
Gtd Sr Note (Z)	7.721	06/04/38	765,000	862,108
Gtd Sr Note	6.175	06/18/14	1,110,000	1,192,479
Verizon Wireless Capital LLC,
Sr Note (S)(Z)	7.375	11/15/13	355,000	408,288
West Corp.,
Gtd Sr Sub Note (Z)	11.000	10/15/16	630,000	581,175

John Hancock Income Securities Trust
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Investment Banking & Brokerage 4.77%				6,685,994
Bear Stearns Cos., Inc.,
Sr Note (Z)	7.250	02/01/18	1,000,000	1,121,027
Charles Schwab Corp.,
Sr Note	4.950	06/01/14	350,000	362,130
Goldman Sachs Group, Inc.,
Sr Note (Z)	7.500	02/15/19	485,000	568,010
Sr Note (Z)	5.125	01/15/15	760,000	789,939
Jefferies Group, Inc.,
Sr Note	7.750	03/15/12	490,000	503,458
Macquarie Group, Ltd.,
Sr Note (S)	7.300	08/01/14	270,000	269,382
Merrill Lynch & Co., Inc.,
Jr Sub Bond (Z)	7.750	05/14/38	495,000	496,290
Sr Note Ser MTN (Z)	6.150	04/25/13	1,000,000	1,027,138
Morgan Stanley Co.,
Sr Note (Z)	7.300	05/13/19	485,000	546,333
Sr Note (Z)	5.375	10/15/15	1,000,000	1,002,287

Leisure Facilities 0.09%				123,125
AMC Entertainment, Inc.,
Sr Note (S)	8.750	06/01/19	125,000	123,125

Leisure Products 0.68%				959,543
Hasbro, Inc.,
Sr Note (Z)	6.125	05/15/14	930,000	959,543

Life & Health Insurance 1.34%				1,880,174
Aflac, Inc.,
Sr Note (Z)	8.500	05/15/19	335,000	376,414
Lincoln National Corp.,
Jr Sub Bond (6.050% to 4-20-17 then variable) (Z)	6.050	04/20/67	250,000	152,500
Sr Note (Z)	8.750	07/01/19	510,000	561,447
Metlife, Inc.,
Sr Note (Z)	6.750	06/01/16	335,000	360,484
Prudential Financial, Inc.,
Sr Note Ser MTND	7.375	06/15/19	210,000	222,529
Symetra Financial Corp.,
Jr Sub Bond (8.300% to 10-1-17 then variable)
(S)(Z)	8.300	10/15/37	440,000	206,800

Managed Health Care 0.93%				1,297,961
Cigna Corp.,
Sr Note (Z)	6.375	10/15/11	640,000	659,692
Humana, Inc.,
Sr Note (Z)	8.150	06/15/38	755,000	638,269

Marine 0.83%				1,158,000
CMA CGM SA,
Sr Note (S)(Z)	7.250	02/01/13	700,000	308,000
Navios Maritime Holdings, Inc.,
Sr Note (Z)	9.500	12/15/14	1,000,000	850,000

Metal & Glass Containers 0.59%				830,975
BWAY Corp.,
Sr Sub Note (S)(Z)	10.000	04/15/14	315,000	319,725

John Hancock Income Securities Trust
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Metal & Glass Containers (continued)
Owens-Brockway Glass Container, Inc.,
Gtd Sr Note (Z)	8.250	05/15/13	500,000	511,250

Movies & Entertainment 1.77%				2,477,623
Cinemark USA, Inc.,
Gtd Sr Note (S)	8.625	06/15/19	180,000	186,300
News America Holdings, Inc.,
Gtd Note (Z)	7.750	01/20/24	1,020,000	1,074,624
Gtd Note (Z)	7.600	10/11/15	1,000,000	1,098,249
Regal Cinemas Corp.,
Gtd Sr Note (S)	8.625	07/15/19	115,000	118,450

Multi-Line Insurance 1.83%				2,570,526
Genworth Financial, Inc.,
Jr Sub Note (6.150% to 11-15-16 then variable) (Z)	6.150	11/15/66	430,000	204,250
Horace Mann Educators Corp.,
Sr Note (Z)	6.850	04/15/16	395,000	350,763
Liberty Mutual Group, Inc.,
Bond (S)(Z)	7.300	06/15/14	750,000	671,791
Gtd Bond (S)(Z)	7.800	03/15/37	705,000	472,350
Gtd Bond (S)(Z)	7.500	08/15/36	885,000	646,196
Massachusetts Mutual Life Insurance Co.,
Note (S)	8.875	06/01/39	210,000	225,176

Multi-Media 0.33%				458,583
News America, Inc.,
Gtd Sr Note (S)(Z)	6.900	03/01/19	405,000	458,583

Multi-Utilities 2.25%				3,158,208
CalEnergy Co., Inc.,
Sr Bond (Z)	8.480	09/15/28	550,000	695,159
DTE Energy Co.,
Sr Note (Z)	7.625	05/15/14	910,000	970,169
Sempra Energy,
Sr Bond (Z)	8.900	11/15/13	345,000	393,931
Sr Note (Z)	6.500	06/01/16	415,000	455,570
Teco Finance Inc.,
Gtd Sr Note (Z)	7.000	05/01/12	337,000	353,323
Gtd Sr Note (Z)	6.572	11/01/17	298,000	290,056

Office Electronics 0.69%				961,867
Xerox Corp.,
Sr Note (Z)	8.250	05/15/14	275,000	299,632
Sr Note (Z)	6.750	02/01/17	670,000	662,235

Office REIT's 0.17%				240,781
HRPT Properties Trust,
Sr Note (Z)	6.650	01/15/18	285,000	240,781

Oil & Gas Drilling 0.13%				177,304
Delek & Avner Yam Tethys Ltd.,
Sr Sec Note (S)(Z)	5.326	08/01/13	188,659	177,304

Oil & Gas Exploration & Production 1.60%				2,234,739
Devon Energy Corp.,
Sr Note (Z)	5.625	01/15/14	1,025,000	1,098,214

John Hancock Income Securities Trust
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Oil & Gas Exploration & Production (continued)
EnCana Corp.,
Sr Note (Z)	6.500	05/15/19	210,000	236,689
McMoRan Exploration Co.,
Gtd Sr Note (Z)	11.875	11/15/14	340,000	311,950
XTO Energy, Inc.,
Sr Note (Z)	5.900	08/01/12	545,000	587,886

Oil & Gas Refining & Marketing 0.12%				166,237
Tesoro Corp.,
Gtd Sr Note	9.750	06/01/19	165,000	166,237

Oil & Gas Storage & Transportation 8.13%				11,385,396
Energy Transfer Partners LP,
Sr Note (Z)	9.700	03/15/19	330,000	413,742
Sr Note (Z)	8.500	04/15/14	330,000	381,333
Enterprise Products Operating LP,
Gtd Jr Sub Note (7.034% to 1-15-18 then variable)
(Z)	7.034	01/15/68	590,000	477,900
Gtd Sr Note Ser G (Z)	5.600	10/15/14	650,000	692,832
Gulf South Pipeline Co. LP,
Sr Note (S)	5.750	08/15/12	1,000,000	1,005,137
Kinder Morgan Energy Partners LP,
Sr Bond (Z)	7.750	03/15/32	195,000	217,185
Sr Note (Z)	9.000	02/01/19	505,000	614,970
Sr Note (Z)	5.125	11/15/14	740,000	763,194
Magellan Midstream Partners LP,
Sr Note	6.550	07/15/19	365,000	396,050
Markwest Energy Partners LP,
Gtd Sr Note Ser B (Z)	8.500	07/15/16	545,000	504,125
NGPL PipeCo LLC,
Sr Note (S)(Z)	7.119	12/15/17	1,580,000	1,750,466
ONEOK Partners LP,
Gtd Sr Note (Z)	6.150	10/01/16	705,000	757,553
Sr Note (Z)	8.625	03/01/19	350,000	416,116
Plains All American Pipeline LP,
Gtd Sr Note (Z)	6.500	05/01/18	345,000	371,125
Sr Note (Z)	4.250	09/01/12	600,000	611,252
Regency Energy Partners LP,
Sr Note (S)(Z)	9.375	06/01/16	280,000	285,600
Southern Union Co.,
Jr Sub Note, Ser A (7.200% to 11-01-11 then
variable) (Z)	7.200	11/01/66	565,000	406,800
TEPPCO Partners LP,
Gtd Jr Sub Note (7.00% to 6-1-17 then variable) (Z) 7.000		06/01/67	695,000	536,016
Williams Partners LP,
Gtd Sr Note (Z)	7.250	02/01/17	800,000	784,000

Packaged Foods & Meats 1.53%				2,139,361
General Mills, Inc.,
Sr Note (Z)	5.200	03/17/15	155,000	165,439
Kraft Foods, Inc.,
Sr Note (Z)	6.125	02/01/18	770,000	840,446
Sr Note (Z)	6.000	02/11/13	685,000	741,488
Smithfield Foods, Inc.,
Sr Sec Note (S)	10.000	07/15/14	195,000	203,288

John Hancock Income Securities Trust
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Packaged Foods & Meats (continued)
Tyson Foods, Inc.,
Sr Note (S)	10.500	03/01/14	170,000	188,700

Paper Packaging 1.34%				1,880,576
Bemis Company, Inc.,
Sr Note	6.800	08/01/19	165,000	180,498
Sr Note	5.650	08/01/14	165,000	172,936
Graphic Packaging International, Inc.,
Gtd Sr Note (S)	9.500	06/15/17	115,000	114,425
Gtd Sr Note (Z)	8.500	08/15/11	445,000	446,112
Sealed Air Corp.,
Sr Note (S)	7.875	06/15/17	205,000	216,492
Smurfit-Stone Container Corp.,
Sr Note (H)(Z)	8.375	07/01/12	1,000,000	515,000
Sr Note (H)(Z)	8.000	03/15/17	245,000	123,113
U.S. Corrugated, Inc.,
Sr Sec Note	10.000	06/12/13	160,000	112,000

Paper Products 1.22%				1,713,164
International Paper Co.,
Sr Note (Z)	9.375	05/15/19	385,000	450,374
Sr Note (Z)	7.950	06/15/18	505,000	537,930
PE Paper Escrow GmbH,
Sr Sec Note (S)	12.000	08/01/14	100,000	95,397
Solo Cup Co.,
Sr Sec Note (S)	10.500	11/01/13	85,000	89,463
Verso Paper Holdings LLC,
Gtd Sr Note Ser B (Z)	9.125	08/01/14	1,000,000	540,000

Pharmaceuticals 0.73%				1,020,133
Express Scripts, Inc.,
Sr Note (Z)	6.250	06/15/14	935,000	1,020,133

Property & Casualty Insurance 0.55%				777,496
Progressive Corp.,
Jr Sub Debenture (6.700% to 6-1-17 then variable)
(Z)	6.700	06/15/37	330,000	249,796
QBE Insurance Group, Ltd.,
Sr Note (S)(Z)	9.750	03/14/14	486,000	527,700

Publishing 0.04%				59,700
R.H. Donnelley Corp.,
Sr Disc Note Ser A-1 (H)(Z)	6.875	01/15/13	200,000	12,000
Sr Disc Note Ser A-2 (H)(Z)	6.875	01/15/13	300,000	18,000
Sr Note Ser A-4 (H)(Z)	8.875	10/15/17	495,000	29,700

Railroads 2.26%				3,168,657
CSX Corp.,
Sr Note (Z)	6.300	03/15/12	1,000,000	1,038,165
Sr Note (Z)	6.250	04/01/15	155,000	166,983
Sr Note (Z)	5.500	08/01/13	620,000	644,469
Kansas City Southern,
Sr Note	9.375	05/01/12	445,000	438,325
RailAmerica, Inc.,
Sr Sec Note (S)	9.250	07/01/17	265,000	272,950

John Hancock Income Securities Trust
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Railroads (continued)
Union Pacific Corp.,
Sr Bond (Z)	5.450	01/31/13	580,000	607,765

Retail 0.24%				335,750
Burlington Coat Factory Warehouse Corp.,
Gtd Sr Note	11.125	04/15/14	395,000	335,750

Retail REIT's 0.29%				412,682
Simon Property Group LP,
Sr Note (Z)	10.350	04/01/19	345,000	412,682

Soft Drinks 0.73%				1,021,060
Dr Pepper Snapple Group, Inc.,
Gtd Sr Note (Z)	6.820	05/01/18	280,000	309,432
Gtd Sr Note (Z)	6.120	05/01/13	200,000	214,530
PepsiCo, Inc.,
Sr Note (Z)	7.900	11/01/18	395,000	497,098

Specialized Finance 2.40%				3,362,883
American Honda Finance Corp.,
Note (S)(Z)	7.625	10/01/18	655,000	699,490
Astoria Depositor Corp.,
Ser B (S)(Z)	8.144	05/01/21	1,000,000	750,000
Bosphorous Financial Services,
Sec Floating Rate Note (P)(S)(Z)	2.683	02/15/12	343,750	300,430
CME Group, Inc.,
Sr Note (Z)	5.750	02/15/14	490,000	532,931
ESI Tractebel Acquisition Corp.,
Gtd Sec Bond Ser B (Z)	7.990	12/30/11	617,000	600,032
USB Realty Corp.,
Perpetual Bond (6.091% to 1-15-12 then variable)
(S)(Z)	6.091	12/22/49	800,000	480,000

Specialized REIT's 0.68%				950,732
Health Care REIT, Inc.,
Sr Note (Z)	6.200	06/01/16	505,000	443,939
Healthcare Realty Trust, Inc.,
Sr Note (Z)	8.125	05/01/11	175,000	180,403
Plum Creek Timberlands LP,
Gtd Sr Note (Z)	5.875	11/15/15	365,000	326,390

Specialty Chemicals 0.38%				528,050
American Pacific Corp.,
Gtd Sr Note (Z)	9.000	02/01/15	590,000	528,050

Specialty Stores 0.42%				585,760
Staples, Inc.,
Sr Note (Z)	9.750	01/15/14	500,000	585,760

Steel 0.88%				1,238,681
Allegheny Technologies, Inc.,
Sr Note (Z)	9.375	06/01/19	280,000	306,793
ArcelorMittal,
Sr Note (Z)	9.850	06/01/19	540,000	624,910
Commercial Metals Co.,
Sr Note (Z)	7.350	08/15/18	310,000	306,978

John Hancock Income Securities Trust
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Tires & Rubber 0.19%				263,250
Goodyear Tire & Rubber Co.,
Sr Sec Note (Z)	8.625	12/01/11	260,000	263,250

Tobacco 2.29%				3,208,462
Alliance One International, Inc.,
Gtd Sr Note (Z)	8.500	05/15/12	245,000	243,469
Sr Note (S)	10.000	07/15/16	1,000,000	985,000
Altria Group, Inc.,
Gtd Sr Note (Z)	8.500	11/10/13	800,000	924,151
Reynolds American, Inc.,
Sr Sec Note (Z)	7.250	06/01/13	1,000,000	1,055,842

Trading Companies & Distributors 0.41%				581,123
GATX Corp.,
Sr Note (Z)	8.750	05/15/14	550,000	581,123

Wireless Telecommunication Services 2.12%				2,971,164
Digicel Group Ltd.,
Sr Note (S)(Z)	8.875	01/15/15	1,080,000	928,800
Rogers Cable, Inc.,
Sr Note (Z)	6.750	03/15/15	455,000	511,014
SBA Telecommunications, Inc.,
Gtd Sr Note (S)	8.000	08/15/16	135,000	136,350
Sprint Capital Corp.,
Gtd Sr Note (Z)	8.375	03/15/12	500,000	506,250
Gtd Sr Note (Z)	6.900	05/01/19	1,000,000	888,750

Issuer, description	Shares	Value
Preferred Stocks 3.51%		$4,912,021
(Cost $5,800,918)

Agricultural Products 0.57%		794,531
Ocean Spray Cranberries, Inc. , 6.250%, Ser A (S) (Z)	12,500	794,531

Diversified Financial Services 0.43%		603,784
Bank of America Corp. , 8.625% (Z)	26,575	603,784

Diversified Metals & Mining 0.56%		791,606
Freeport-McMoRan Copper & Gold, Inc. , 6.750% (Z)	3,532	325,792
Vale Capital II , 6.750%	7,564	465,814

Real Estate Investment Trusts 0.59%		825,200
Public Storage, Inc. , 6.500%, Depositary Shares, Ser W (Z)	40,000	825,200

Real Estate Management & Development 0.72%		1,006,500
Apartment Investment & Management Co. , 8.000%, Ser T (Z)	55,000	1,006,500

Wireless Telecommunication Services 0.64%		890,400
Telephone & Data Systems, Inc. , 7.600%, Ser A (Z)	40,000	890,400

John Hancock Income Securities Trust
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
Issuer	Rate	date	Par value	Value

U.S. Government & agency securities 26.32%				$36,881,997
(Cost $36,543,608)

U.S. Government 2.10%				2,950,830
United States Treasury,
Bond	3.500	02/15/39	1,155,000	998,174
Note	3.125	05/15/19	2,015,000	1,952,656

U.S. Government Agency 24.22%				33,931,167
Federal Home Loan Mortgage Corp.,
30 Yr Pass Thru Ctf	11.250	01/01/16	9,298	10,661
30 Yr Pass Thru Ctf	4.500	03/01/39	4,320,457	4,341,890
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.000	09/01/12	1,756	1,843
15 Yr Pass Thru Ctf	4.000	06/01/24	3,996,594	4,039,527
15 Yr Pass Thru Ctf	4.000	06/01/24	1,988,307	2,009,666
15 Yr Pass Thru Ctf	4.000	06/01/24	3,748,385	3,788,651
30 Yr Pass Thru Ctf	5.500	02/01/36	3,401,741	3,538,076
30 Yr Pass Thru Ctf	5.500	06/01/37	1,954,495	2,029,469
30 Yr Pass Thru Ctf	5.500	06/01/38	4,166,468	4,323,687
30 Yr Pass Thru Ctf	4.500	03/01/38	2,824,687	2,843,555
30 Yr Pass Thru Ctf	4.500	04/01/39	987,785	994,383
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	10.000	11/15/20	4,019	4,666
30 Yr Pass Thru Ctf	9.500	01/15/21	3,840	4,373
30 Yr Pass Thru Ctf	9.500	02/15/25	11,954	13,757
30 Yr Pass Thru Ctf	5.500	11/15/38	971,245	1,012,371
30 Yr Pass Thru Ctf	4.500	03/15/39	3,969,993	4,006,592
SBA CMBS Trust,
Sub Bond Ser 2005-1A Class D (S)	6.219	11/15/35	225,000	218,250
Sub Bond Ser 2005-1A Class E (S)	6.706	11/15/35	200,000	194,000
Sub Bond Ser 2006-1A Class H (S)	7.389	11/15/36	365,000	346,750
Sub Bond Ser 2006-1A Class J (S)	7.825	11/15/36	220,000	209,000

Collateralized Mortgage Obligations 14.04%				$19,668,264
(Cost $33,898,821)

Collateralized Mortgage Obligations 14.04%				19,668,264
American Home Mortgage Assets,
Ser 2006-6 Class XP. IO	2.912	12/25/46	12,933,509	331,421
Ser 2007-5 Class XP. IO	3.795	06/25/47	9,470,044	355,127
American Home Mortgage Investment Trust,
Ser 2007-1 Class GIOP. IO	2.078	05/25/47	7,900,221	319,712
American Tower Trust,
Ser 2007-1A Class D (S)	5.957	04/15/37	865,000	778,500
Banc of America Commercial Mortgage, Inc.,
Ser 2005-6 Class A4 (P)	5.179	09/10/47	300,000	292,344
Banc of America Funding Corp.,
Ser 2006-B Class 6A1 (P)	5.838	03/20/36	777,360	521,602
Ser 2006-D Class 6B2 (P)	5.869	05/20/36	1,822,348	28,193
Bear Stearns Adjustable Rate Mortgage Trust,
Ser 2005-1 Class B2 (P)	4.953	03/25/35	803,739	83,408
Bear Stearns Alt-A Trust,
Ser 2005-3 Class B2 (P)	5.204	04/25/35	551,522	89,185
Ser 2006-4 Class 3B1 (P)	6.150	07/25/36	2,519,663	142,201

John Hancock Income Securities Trust
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
Issuer	Rate	date	Par value	Value

Collateralized Mortgage Obligations (continued)
Bear Stearns Commercial Mortgage Securities, Inc.,
Ser 2006-PW14 Class D (S)	5.412	12/11/38	655,000	129,168
Citigroup Mortgage Loan Trust, Inc.,
Ser 2005-10 Class 1A5A (P)	5.831	12/25/35	653,037	424,113
Ser 2005-5 Class 2A3	5.000	08/25/35	374,474	313,973
Citigroup/Deutsche Bank Commercial Mortgage
Trust,
Ser 2005-CD1 Class C (P)	5.225	07/15/44	295,000	136,021
ContiMortgage Home Equity Loan Trust,
Ser 1995-2 Class A-5	8.100	08/15/25	51,423	44,276
Countrywide Alternative Loan Trust,
Ser 2005-59 Class 2X. IO	3.283	11/20/35	9,671,470	184,338
Ser 2006-0A12 Class X. IO	3.754	09/20/46	16,132,942	499,113
Ser 2006-11CB Class 3A1	6.500	05/25/36	2,564,854	1,375,396
Crown Castle Towers LLC,
Ser 2006-1A Class G (S)(Z)	6.795	11/15/36	3,000,000	2,940,000
DSLA Mortgage Loan Trust,
Ser 2005-AR5 Class X2. IO	0.151	08/19/45	19,717,179	431,313
First Horizon Alternative Mortgage Securities,
Ser 2004-AA5 Class B1 (P)	5.213	12/25/34	410,533	56,579
Global Signal Trust,
Ser 2004-2A Class D (S)	5.093	12/15/14	495,000	490,050
GSR Mortgage Loan Trust,
Ser 2004-9 Class B1 (P)	4.109	08/25/34	810,647	246,091
Ser 2006-4F Class 6A1	6.500	05/25/36	3,235,511	2,489,322
Harborview Mortgage Loan Trust,
Ser 2005-8 Class 1X. IO	3.116	09/19/35	6,715,090	117,514
Ser 2007-3 Class ES. IO	0.350	05/19/47	20,332,120	82,599
Ser 2007-4 Class ES. IO	0.350	07/19/47	21,082,286	92,235
Ser 2007-6 Class ES. IO (S)	0.342	08/19/37	15,242,610	61,923
Harborview NIM Corp.,
Ser 2006-9A Class N2 (S)	8.350	11/19/36	323,137	—
Indymac Index Mortgage Loan Trust,
Ser 2004-AR13 Class B1	5.296	01/25/35	330,225	60,026
Ser 2005-AR18 Class 1X. IO	3.053	10/25/36	13,805,659	172,571
Ser 2005-AR18 Class 2X. IO	2.826	10/25/36	13,774,324	129,479
Ser 2005-AR5 Class B1 (P)	4.491	05/25/35	437,686	22,630
JPMorgan Chase Commercial Mortgage Security,
Corp.,
Ser 2005-LDP4 Class B (P)	5.129	10/15/42	2,035,000	729,319
JPMorgan Mortgage Trust,
Ser 2005-S3 Class 2A2	5.500	01/25/21	617,284	554,013
Luminent Mortgage Trust,
Ser 2006-1 Class X. IO	3.346	04/25/36	20,676,531	413,531
Merrill Lynch Mortgage Investors Trust,
Ser 2006-AF1 Class MF1 (P)	6.205	08/25/36	1,182,385	193,445
MLCC Mortgage Investors, Inc.,
Ser 2007-3 Class M1 (P)	5.923	09/25/37	419,906	104,313
Ser 2007-3 Class M2 (P)	5.923	09/25/37	154,966	26,594
Ser 2007-3 Class M3 (P)	5.923	09/25/37	104,978	20,153

John Hancock Income Securities Trust
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
Issuer	Rate	date	Par value	Value

Collateralized Mortgage Obligations (continued)
Morgan Stanley Capital I,
Ser 2005-HQ7 Class A4 (P)	5.208	11/14/42	840,000	804,510
Ser 2006-IQ12 Class E (P)	5.538	12/15/43	640,000	123,474
Provident Funding Mortgage Loan Trust,
Ser 2005-1 Class B1 (P)	4.415	05/25/35	409,481	89,673
Residential Accredit Loans, Inc.,
Ser 2005-QA12 Class NB5 (P)	5.953	12/25/35	2,927,911	1,623,607
Washington Mutual, Inc.,
Ser 2005-6 Class 1CB	6.500	08/25/35	391,298	254,099
Ser 2005-AR4 Class B1 (P)	4.663	04/25/35	1,509,249	344,993
Ser 2007-0A4 Class XPPP. IO	0.865	04/25/47	17,304,496	118,967
Ser 2007-0A5 Class 1XPP. IO	0.990	06/25/47	42,034,877	328,396
Ser 2007-0A5 Class 2XPP. IO	1.037	06/25/47	49,797,959	326,799
Ser 2007-0A6 Class 1XPP. IO	0.955	07/25/47	24,455,594	171,955

Asset Backed Securities 0.80%				$1,124,623
(Cost $1,764,849)

Asset Backed Securities 0.80%				1,124,623
DB Master Finance LLC,
Ser 2006-1 Class M1 (S)	8.285	06/20/31	340,000	293,318
Dominos Pizza Master Issuer LLC,
Ser 2007-1 Class M1 (S)	7.629	04/25/37	1,000,000	600,000
TXU Corp.,
Sec Bond (Z)	7.460	01/01/15	383,922	231,305

Tranche Loans 0.22%				$305,000
(Cost $495,101)

Hotels, Resorts & Cruise Lines 0.22%				305,000
East Valley Tourist Development Authority,
Tranche EVTDA, 7.911%, 08-06-12	7.000	08/06/12	500,000	305,000

Short-term investments 2.21%				$3,099,985
(Cost $3,099,985)

U.S. Government Agency 2.21%				3,099,985
Federal Home Loan Bank,
Discount Note	0.090	08/03/09	3,100,000	3,099,985

Total investments (Cost $219,302,326)† 140.29%				$196,565,708

Other assets and liabilities, net (40.29%)				($56,446,875)

Total net assets 100.00%				$140,118,833

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

IO Interest Only

MTN Medium-Term Note

NIM Net Interest Margin

PIK Paid In Kind

REIT Real Estate Investment Trust

SBA Small Business Administration

John Hancock Income Securities Trust
Securities owned by the Fund on
July 31, 2009 (Unaudited)

(H) Issuer has filed for protection under the Federal Bankruptcy Code and/or is in default of interest payment.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $34,953,304 or 24.95% of the Fund's net assets as of July 31, 2009.

(Z) All or a portion of this security is segregated as collateral for the Committed Facility Agreement . Total collateral value at July 31, 2009 was $130,427,320.

† At July 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $219,317,121. Net unrealized depreciation aggregated $22,751,413, of which $10,534,852 related to appreciated investment securities and $33,286,265 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation
Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

Fair Value Measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual funds, are valued using this technique.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

17

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2009, by major security category or security type.

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	-	$524,623	$600,000	$1,124,623
Corporate Bonds	-	129,711,818	862,000	130,573,818
Collateralized Mortgage Obligations	-	15,531,271	4,136,993	19,668,264
Preferred Stocks	$3,651,676	1,260,345	-	4,912,021
Term Loans	-	305,000	-	305,000
U.S. Government & Agency	-	36,881,997	-	36,881,997
Short-term Investments	-	3,099,985	-	3,099,985
Total Investments in Securities	$3,651,676	$187,315,039	$5,598,993	$196,565,708
Other Financial Instruments	-	(698,768)	-	(698,768)
Total	$3,651,676	$186,616,271	$5,598,993	$195,866,940

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset		Collateralized	U.S.
	Backed	Corporate	Mortgage	Government	Other
	Securities	Bonds	Obligations	& Agency	Securities	Totals
Balance as of 10/31/08	$615,000	$890,938	$6,275,482	$356,028	$1,443,750	$9,581,198
Accrued
discounts/premiums	-	192	(274,708)	-	-	(274,516)
Realized gain (loss)	-	-	(15,009)	-	-	(15,009)
Change in Unrealized
appreciation
(depreciation)	(15,000)	(29,130)	456,826	(62,320)	-	350,376
Net purchases (sales)	-	-	(2,988,979)	-	-	(2,988,979)
Transfers in and/or out
of Level 3	-	-	683,381	(293,708)	(1,443,750)	(1,054,077)
Balance as of 7/31/09	$600,000	$862,000	$4,136,993	-	-	$5,598,993

18

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires the Fund to disclose information to assist investors in understanding how the Fund uses derivative instruments, how derivative instruments are accounted for under Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (FAS 133) and how derivative instruments affect the Fund’s financial position, results of operations and cash flows. This disclosure for the period ended July 31, 2009 is presented in accordance with FAS 161 and is included as part of the Notes to the Financial Statements.

Swap contracts
The Fund may enter interest rate, credit default, cross-currency, and other forms of swaps to manage its exposure to credit, currency and interest rate risks, to gain exposure in lieu of buying in the physical market, or to enhance income. Swaps are privately negotiated agreements between counterparties to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. In connection with these agreements, the Fund will hold cash and/or liquid securities equal to the net amount of the Fund’s exposure, in order to satisfy the Fund’s obligations in the event of default or bankruptcy/insolvency.

Interest rate swap agreements
Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis. For more information on swap contracts, please refer to the Fund’s Prospectus, semi-annual and annual reports.

During the year the Fund held interest rate swaps to hedge against anticipated interest rate changes. The Fund had the following interest rate swap contracts open on July 31, 2009:

	FIXED	VARIABLE
	PAYMENTS	PAYMENTS
NOTIONAL	MADE BY	RECEIVED BY	TERMINATION		UNREALIZED
AMOUNT	FUND	FUND	DATE	COUNTERPARTY	DEPRECIATION
$28,000,000	4.6875%	3-month LIBOR	Sep 2010	Bank of America	($698,768)

Notional amounts of interest rate swaps at July 31, 2009 are representative of the interest rate swap activity during the period ended July 31, 2009.

Fair value of derivative instruments by risk category
The table below summarizes the fair values of derivatives held by the Fund at July 31, 2009 by risk category:

Derivatives not accounted	Financial		Liability
for as hedging instruments	instruments	Asset Derivatives	Derivatives
under FAS 133	location	Fair Value	Fair Value
Interest rate swap
Interest rate contracts	contracts	-	($698,768)

19

Derivatives and counterparty risk
The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing them.

Fixed income risk
Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Leverage utilization risk
The Fund utilizes leverage to increase assets available for investment. The Fund has a Committed Facility Agreement (CFA) with a third party commercial bank that allows it to borrow up to $58 million and to invest the borrowings in accordance with its investment practices. Borrowings under the CFA are secured by the assets of the Fund.

Mortgage security risk
The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Decreases in interest rates may cause prepayments on underlying mortgages to an IO security to accelerate resulting in a lower than anticipated yield and increases the risk of loss on the IO investment.

20

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: JHS

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Income Securities Trust.

P60Q3 7/09
9/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 15, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: September 15, 2009